LICENSING AND COLLABORATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
LICENSING AND COLLABORATION ARRANGEMENTS
LICENSING AND COLLABORATION ARRANGEMENTS

17. LICENSING AND COLLABORATION ARRANGEMENTS

The following is a description of the Group’s significant licensing and collaboration agreements entered into from January 1, 2017 to December 31, 2022.

A. In-Licensing Arrangements

Licensing Agreement with MorphoSys AG (“MorphoSys”)

In November 2017, the Group entered into a license and collaboration agreement with MorphoSys, with respect to the development and commercialization of MOR202/TJ202, MorphoSys´s proprietary investigational antibody against CD38 (the “CD38 product”).

Under this agreement, MorphoSys granted to the Group an exclusive, royalty-bearing, sublicensable license to exploit MOR202/TJ202 for any human therapeutic or diagnostic purpose in the licensed territory, namely mainland China, Hong Kong, Macau and Taiwan (collectively “Greater China”).

Pursuant to this agreement, the Group granted to MorphoSys an exclusive license to its rights in any inventions that the Group make while exploiting the CD38 product under this agreement, solely to exploit the CD38 product outside of Greater China.

Pursuant to this agreement, the Group paid to MorphoSys an upfront license fee of US$20.0 million (equivalent to approximately RMB132.7 million). The Group also agreed to make milestone payments to MorphoSys, conditioned upon the achievement of certain development, regulatory and commercial milestones, in the aggregate amount of US$98.5 million (equivalent to approximately RMB653.5 million). Such milestones include first patient dosed in human clinical trials, marketing approval, and first annual net sales of CD38 products covered by the agreement in excess of a certain amount.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

A. In-Licensing Arrangements (continued)

Licensing Agreement with MorphoSys AG (“MorphoSys”) (continued)

In addition, the Group is required to pay tiered low-double-digit royalties to MorphoSys on a country-by-country and product-by-product basis during the term, commencing with the first commercial sale of a relevant licensed product in Greater China. Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the expiration of the Group’s last payment obligation under the agreement.

In 2017, the Group paid US$20.0 million (equivalent to approximately RMB132.7 million) upfront fee to MorphoSys, which was recorded as research and development expense. No additional payments were made in 2018. Due to the uncertainty involved in meeting these developments and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2018. In March and April 2019, the project achieved the first and second milestone and the Group paid US$8.0 million (equivalent to approximately RMB55.7 million) of milestone fees to MorphoSys, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2019. No additional payments were made for the years ended December 31, 2020, 2021 and 2022 as no milestone has been achieved.

Licensing Agreement with Genexine, Inc. (“Genexine”)

In December 2017, the Group entered into an intellectual property agreement with Genexine with respect to GX-I7/TJ107, a long-acting IL-7 cytokine. Under this agreement, the Group obtained an exclusive, sublicensable and transferable license to use and otherwise exploit certain intellectual property in connection with the pre-clinical and clinical development, manufacturing, sale and distribution of GX-I7 to treat cancer in Greater China.

Under the terms of the agreement, the Group made an upfront payment of US$12.0 million (equivalent to approximately RMB79.6 million) to Genexine which was recorded as a research and development expense in January 2018. The Group also agreed to make milestone payments in the aggregate amount of US$23.0 million (equivalent to approximately RMB152.6 million), conditioned upon the achievement of certain development milestones, including completion of Phase 2 and Phase 3 clinical studies and new drug application (“NDA”) or biologic license application (“BLA”) approval in Greater China.

Further, the Group agreed to make milestone payments in the aggregate amount of US$525.0 million (equivalent to approximately RMB3,482.7 million), conditioned upon the achievement of certain cumulative net sales of GX-I7 up to US$2,000 million. The Group also is required to pay Genexine a low-single-digit percentage royalty in respect of the total annual net sales of GX-I7. The aforesaid milestones and royalties (other than the upfront payment) will be reduced by 50% following the entry of a generic version of GX-I7 in China, Hong Kong, Macau and Taiwan without the consent or authorization of the Group or any of the Group’s sublicensees.

Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the later of (i) the expiry of the last to expire patent of the licensed intellectual property that includes a valid claim for Greater China and that covers the composition of GX-I7; and (ii) 15 years from the date of the first commercial sale of GX-I7.

No additional payments to Genexine were made in the year ended December 31, 2020, 2021 and 2022. Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020, 2021 and 2022.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

A. In-Licensing Arrangements (continued)

Licensing Agreement with Genexine, Inc. (“Genexine”) (continued)

In May 2020, the Group and Genexine entered into an amendment to this agreement whereby both parties desire to establish collaboration on TJ107 GBM Study in Greater China Under the terms of the expanded collaboration, the Group will be mainly responsible for using commercially reasonable efforts to conduct the Phase 2 GBM clinical trial in Greater China, and Genexine will share the development strategies, data and costs for success of this clinical trial. The Group shall undertake to bear two-thirds (2/3) proportion of the clinical development costs and Genexine shall undertake to bear one-third (1/3) proportion of these costs. For the year ended December 31, 2020, the costs incurred for the development of this new indication was RMB4.3 million and thus RMB2.9 million expense was recorded in the consolidated statement of comprehensive income. For the year ended December 31, 2021, the costs incurred for the development of this new indication was RMB13.2 million and thus RMB8.8 million expense was recorded in the consolidated statement of comprehensive loss. For the year ended December 31, 2022, the costs incurred for the development of this new indication was RMB7.0 million and thus RMB4.7 million expense was recorded in the consolidated statement of comprehensive loss.

Licensing Agreement with MorphoSys

In November 2018, the Group entered into a license and collaboration agreement with MorphoSys for MorphoSys´s proprietary antibody (MOR210/TJ210) directed against C5aR (the “C5aR Agreement”). Under this agreement, the Group obtained an exclusive, royalty-bearing license to explore, develop and commercialize certain anti-C5aR antibodies in Greater China and South Korea.

The Group will perform and fund all global development activities related to the development of MOR210/TJ210 in Greater China and South Korea, including all relevant clinical trials (including in the U.S. and China) and all development activities required for IND filing in the US as well as CMC development of manufacturing processes. MorphoSys retains rights in respect of development and commercialization of MOR210/TJ210 in the rest of the world.

Under the terms of the agreement, the Group also agreed to make milestone payments conditional upon the achievement of certain development milestones and certain annual net sales of anti-C5aR antibodies. The Group is also required to pay to MorphoSys tiered mid-single-digit royalties on annual net sales of anti-C5aR antibody products within the licensed territory.

In 2018, the Group paid US$3.5 million (equivalent to approximately RMB23.2 million) upfront fee to MorphoSys, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2018. No additional payments were made in the year ended December 31, 2019. In August 2020, the project achieved the first milestone and the Group paid US$1.0 million (equivalent to approximately RMB6.9 million) of milestone fees to Morphosys, which was recorded as research and development expenses in the consolidated statement of comprehensive income for the year ended December 31, 2020. In January 2021, the project achieved the second milestone and the Group paid US$1.5 million (equivalent to approximately RMB9.7 million) of milestone fees to Morphosys and the related withholding tax of RMB1.1 million, which was recorded as research and development expenses in the consolidated financial statements of comprehensive loss for the year ended December 31, 2021. Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020, 2021 and 2022.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

A. In-Licensing Arrangements (continued)

Licensing Agreement with MorphoSys (continued)

Summarized financial information related to the above agreement is presented below:

	Years Ended December 31,					As of December 31,
	Research and Development Expense
					Amortization of prepaid
				Extension/ Termination of	research and
	Upfront Fees	Milestones		agreements	development	Intangible asset balance
2022	—		—	—	—	—
2021	—	US$	1,500	—	—	—
2020	—	US$	1,000	—	—	—

In June 2022, Morphosys entered into an equity participation agreement and license agreements to allow HIBio to develop and commercialize MorphoSys’ felzartamab, an anti-CD38 antibody, and MOR210, an anti-C5aR1 antibody. Under the terms of the agreements, HIBio will obtain exclusive rights to develop and commercialize felzartamab and MOR210 across all indications worldwide, with the exception of Greater China for felzartamab and Greater China and South Korea for MOR210. Upon signing, MorphoSys also receives an upfront payment of US$15 million for MOR210. Subject to the terms agreed in the C5aR Agreement, I-Mab is entitled to share certain economics upon certain clinical milestones in the U.S. Accordingly, the Group received US$0.9 million from MorphoSys and recorded RMB6.0 million in revenue in the consolidated statement of comprehensive loss for the year ended December 31, 2022.

Licensing Agreement with MacroGenics

In July 2019, the Group entered into a license and collaboration agreement with MacroGenics, Inc. for development and commercialization of an Fc-optimized antibody known as enoblituzumab that targets B7-H3, including in combination with other agents, such as the anti-PD-1 antibody known as MGA012, in the People’s Republic of China, Hong Kong, Macau and Taiwan (“Greater China”). Under this agreement, the Group obtained an exclusive, sublicenseable, royalty-bearing license to MacroGenics’ patents and know-how to develop and commercialize the enoblituzumab product, and a combination regimen of enoblituzumab and MGA012, in Greater China during the term of the agreement.

In exchange for these rights, in addition to certain financial consideration, the Group will grant to MacroGenics a royalty-free, sublicenseable, license outside of Greater China, to the patents and know-how that are related to the enoblituzumab product or useful or necessary for MacroGenics to develop or commercialize the enoblituzumab product or a product containing MGA012, and combinations thereof. The license is (i) non-exclusive with respect to the enoblituzumab product, and (ii) exclusive with regard to MGA012.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

A. In-Licensing Arrangements (continued)

Licensing Agreement with MacroGenics (continued)

Pursuant to the agreement, the Group paid an upfront fee of US$15.0 million (equivalent to approximately RMB104.4 million) to MacroGenics, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2019. No additional payments were made in the year ended December 31, 2020. Under the terms of the agreement, the Group also agreed to pay MacroGenics development milestone fees of up to US$75.0 million and regulatory milestones fees of up to US$60.0 million, respectively, and tiered double-digit royalties (ranging from mid-teens to twenty percent) based on annual net sales in the territories. In September 2021, the project achieved the first milestone and the Group paid around US$4.5 million (equivalent to approximately RMB28.9 million) of milestone fees to MacroGenics, which was recorded as research and development expenses in the consolidated statement of comprehensive loss for the year ended December 31, 2021. No additional payments were made in the year ended December 31, 2022.

The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.

Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020 and 2021.

Summarized financial information related to the above agreement is presented below:

	Year ended December 31,					As of December 31,
Research and Development Expense
Amortization of prepaid
				Extension/ Termination of	research and
	Upfront Fees	Milestones		agreements	development	Intangible asset balance
2022	—		—	—	—	—
2021	—	US$	4,484	—	—	—
2020	—		—	—	—	—

In July 2022, due to an unexpected high incidence of fatal bleeding, MacroGenenics terminated a phase 2 study of enoblituzumab as a combination therapy with PD-1 antibody or PD-1/LAG3 bispecific antibody in patients with head and neck cancers (NHSCC). The Company has exercised its termination right under the license and collaboration agreement with MacroGenics by serving a termination notice to MacroGenics on August 29, 2022. The termination took effect in February 2023.

Licensing Agreement with Ferring

In November 2016, the Company, as the licensee, entered into a license and sublicense agreement with Ferring International Center SA (“Ferring”), with respect to Olamkicept (TJ301), a potential highly differentiated IL-6 blocker for ulcerative colitis and other autoimmune diseases (the “Ferring In-licensing Agreement”). Under the Ferring Agreement, Ferring granted to I-Mab an exclusive license to research, commercially develop, make, import, use, sell, dispose of, offer to sell or dispose of the licensed product in China (including Hong Kong, Macau), Taiwan and Korea. In July 2018, the Company sub-licensed the above license to I-Mab Hong Kong.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

A. In-Licensing Arrangements (continued)

Licensing Agreement with Ferring (continued)

In September 2020, I-Mab Hong Kong agreed to assign all rights and obligations/ownership of Target Pipelines (including TJ301) to I-Mab Hangzhou (see Note 10 (a)). The Group entered into a sublicense agreement with I-Mab Hangzhou (“TJ301 Sublicense Agreement”), under which the Group sublicensed to I-Mab Hangzhou an exclusive, sublicensable license to develop, manufacture and commercialize olamkicept in mainland China, Hong Kong, Macau, Taiwan and South Korea.

In the second half year of 2021, I-Mab Hangzhou achieved one of the development milestones by completing the Phase IIA study report in China. Upon the achievement of the milestone, I-Mab Hangzhou made a milestone payment with the amount of US$3 million to I-Mab Hong Kong. As I-Mab Hangzhou’s payment of US$3 million is just passthrough payment to I-Mab, and will be eventually paid to Ferring, which does not have any financial impact to I-Mab. The Company recorded it as a payable to Ferring in the consolidated balance sheets for the year ended December 31, 2021 . The US$3 million payable was settled in December 2022.

Other In-Licensing Arrangements

In addition to the above arrangements, the Group has entered into other various in-licensing and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones. The Group recorded US$3.1 million (equivalent to approximately RMB21.3 million) milestone payment during the year ended December 31, 2020. The Group recorded US$1.1 million (equivalent to approximately RMB6.8 million) upfront payment and US$2.9 million (equivalent to approximately RMB19.8 million) milestone payment as research and development expenses during the year ended December 31, 2021. The Group recorded RMB0.5 million (US$0.07 million) upfront payment and RMB2.8 million (US$0.4 million) milestone payment as research and development expenses during the year ended December 31, 2022. As of December 31, 2022, under the terms of the agreements, the licensors are eligible to receive from the Group up to an aggregate of approximately US$173.4 million (equivalent to approximately RMB1,207.8 million) in milestone payments upon the achievement of contractually specified development milestones and sales milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.

B.Out-Licensing and Collabration Arrangement

Collaboration Agreement with ABL Bio

In July 2018, the Group and ABL Bio entered into a collaboration agreement (the “ABL Bio Collaboration”) whereby both parties agreed to collaborate to develop three PD-L1 based bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Collaboration Agreement with ABL Bio (continued)

At contract inception, as both I-Mab and ABL Bio participate actively in the research and development activity. Also, the parties share the risk of failure of the BsAb products and share the income of licensing, so this contract meet the criteria of the definition of a collaborative arrangement, the Group categorized this agreement within the scope ASC 808. Prior to commercialization, the Group recorded the share of the expenses incurred by the collaboration for the development of three PD-L1 based bispecific antibodies products in research and development expense in the consolidated statements of comprehensive income (loss). For the year ended December 31, 2020, RMB43.6 million expenses were incurred by the Group and RMB44.0 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB43.8 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive income for the year ended December 31, 2020. For the year ended December 31, 2021, RMB27.9 million expenses were incurred by the Group and RMB20.7 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB24.3 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2021. For the year ended December 31, 2022, RMB63.1 million expenses were incurred by the Group and RMB33.7 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB48.4 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2022.

Collaboration Agreements with Tracon Pharmaceuticals, Inc. (“Tracon”)

In November 2018, the Group entered into collaboration agreements with Tracon, under which both parties agreed to co-develop the Group’s proprietary CD73 antibody, TJD5 (the “TJD5 Agreement”) and co-develop up to five BsAbs (the “BsAbs Agreement”). Both agreements may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency or for safety reasons. In addition, the agreement in respect of TJD5 may be terminated by the Group: (i) for convenience within a certain period upon completing different clinical stages subject to certain payments and royalties, based on the clinical stage, that would be owed to Tracon upon the exercise of such termination for convenience; (ii) in the event that Tracon causes the Phase 1 study timeline to be delayed beyond the agreed extension periods; or (iii) if the Group decides to end the development of the collaborative product prior to its first commercial sale. Further, prior to the first commercial sale, Tracon may deem this agreement to be terminated by the Group if it reasonably believes that the Group has discontinued all meaningful development of the collaborative product for at least 12 months and certain other conditions are met. Additionally, in March 2019, the Group agreed with Tracon and F. Hoffmann-La Roche Ltd (“Roche”) on a clinical supply agreement for Roche to supply atezolizumab for use in clinical studies under the collaboration agreement with Tracon. As of December 31, 2019, no payments or royalties are due under this agreement. The Group has recorded US$0.03 million (equivalent to approximately RMB0.17 million), US$0.02 million (equivalent to approximately RMB0.11 million), nil of research and development costs in the consolidated statement of comprehensive income for the year ended December 31, 2020, 2021 and 2022.

In April 2020, Tracon issued a notice of dispute with respect to the TJD5 Agreement and the BsAbs Agreement. The disputes relating to the TJD5 Agreement and the BsAbs Agreement are the subject of a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Collaboration Agreements with Tracon Pharmaceuticals, Inc. (Continued)

In February 2021, the Group sent Tracon a notice to terminate the TJD5 Agreement, which would result in a prespecified termination fee of US$9.0 million owing to Tracon. The Group accrued and recorded this termination fee of US$9.0 million (equivalent to approximately RMB58.0 million) as administrative expenses in the consolidated financial statements of comprehensive loss for the year ended December 31, 2021.

On April 25, 2023, the arbitration award determined that the TJD5 Agreement has been terminated for a pre-agreed termination fee of $9.0 million plus interest payable pursuant to the original agreement. For the year ended December 31, 2022, the Group accrued and recorded the interest for the termination fee with an amount of US$0.6 million (equivalent to approximately RMB4.2 million) as administrative expenses in the consolidated financial statements of comprehensive loss. The tribunal also confirmed the termination of the BsAb Agreement. Based on the arbitration award, I-Mab will bear a portion of Tracon's legal fees and costs, totaling approximately US$13.5 million (equivalent to approximately RMB91.3 million), which was recorded as administrative expenses in the consolidated financial statements of comprehensive loss for the year ended December 31, 2022.

Licensing Agreement with CSPC Pharmaceutical Group Limited (“CSPC”)

In December 2018, the Group entered into a product development agreement with CSPC. The Group granted to CSPC exclusive, non-transferable, non-irrevocable and sublicensable rights in the PRC (excluding Hong Kong, Macau and Taiwan) to develop and commercialize TJ103 for treating type 2 diabetes.

CSPC is responsible for developing, obtaining market approval and commercializing the licensed products. The Group is responsible for transferring the manufacturing technology of the licensed products to CSPC and assisting CSPC in the continued optimization of such manufacturing technology thereafter.

In consideration of the license, CSPC agreed to pay the Group an upfront fee of RMB15.0 million and milestone payments in an aggregate amount of RMB135.0 million conditioned upon achieving certain clinical development and regulatory approval milestones. In addition, the Group is also entitled to royalties of up to low-double-digit percentages in respect of the total annual net sales of the products after its commercialization in the PRC. On January 31, 2022, the Group and CSPC entered into an amendment to revise the second milestone payment from RMB10 million to RMB8.5 million.

The Group determined that this collaboration is more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, the only one performance obligation was to grant TJ103 license to CSPC. Considering that the achievements of milestones are constrained such that the transaction price shall initially only include upfront payment and subsequently, once another milestone was achieved (that means when uncertainty associated with the variable consideration is subsequently resolved), the additional milestone payment shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. As of December 31, 2018, the amount received of RMB14.2 million (net of VAT) was recorded as advance from customers in the consolidated balance sheet. In February 2019, an additional amount of RMB0.8 million (net of VAT) was received, and the license was also approved by China intellectual property office in May 2019. The first milestone was achieved in September 2019 and the amount of RMB15.0 million (net of VAT) was received according to the terms of the agreement. Accordingly, RMB30.0 million was recognized as revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2019. No additional revenue was recognized in the year ended December 31, 2020 as no further milestone has been achieved. The second milestone was achieved in November 2021 and RMB8.5 million was recognized as revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2021. No revenue was recognized in the consolidated statements of comprehensive loss for the year ended December 31, 2022.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Strategic Alliance Agreement with PT Kalbe Genexine Biologics (“KG Bio”)

In March 2020, the Group entered into a strategic partnership with Kalbe Genexine Biologics (“KG Bio”) to grant a right of first negotiation for an exclusive license for the development and commercialization of two I-Mab-discovered product candidates: uliledlimab, a highly differentiated anti-CD73 antibody in Phase 1 development for advanced solid tumors (“First Program”), and an I-Mab product candidate (“Second Program”) to be agreed upon by both parties in certain regions. Through this agreement, both parties intend to negotiate the terms that will be reflected in definitive agreements for each prospective program covered under this agreement.

If and when the Group and KG Bio enter into the definitive licensing agreement, the Group will be eligible to receive from KG Bio an aggregate amount of up to approximately US$340 million, including an upfront payment and subsequent payments conditional upon achieving certain development and commercial milestones. KG Bio will pay the Group tiered royalties in the low to mid-teen percentages on net sales from certain regions. As the right of first negotiation has not been exercised and the definitive agreement has not been entered into as of December 31, 2020, 2021 and 2022, no revenue was recognized during the years ended December 31, 2020, 2021 and 2022.

Global Strategic Partnership with AbbVie

On September 3, 2020, the Group, through I-Mab Biopharma (Shanghai) Co., Ltd. and I-Mab Biopharma US Limited, each a wholly-owned subsidiary of the Group, entered into a broad global strategic partnership with AbbVie.

Pursuant to this collaboration, the Group will grant AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by I-Mab for the treatment of multiple cancers. The Group will retain all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. The Group is also responsible for performing the development activities at its sole cost and expense as outlined in the initial development plan. Such initial development activities consist of two studies, Study I and Study II. Study I is conducted in the United States evaluating lemzoparlimab in combination with pembrolizumab or rituximab in patients with relapsed or refractory solid tumors and lymphoma. Study II is conducted in Mainland China evaluating the safety, tolerability, pharmacokinetics, pharmacodynamics and preliminary efficacy of lemzoparlimab in patients with acute myeloid leukemia (AML) or myelodysplastic syndrome (MDS). AbbVie will conduct further global clinical trials (which the Group may elect to co-fund) to evaluate lemzoparlimab in multiple cancers.

Potential collaboration on future CD47-related therapeutic agents is also allowed for under this arrangement, including CD47-based bispecific antibodies and combination therapies with lemzoparlimab and AbbVie’s venetoclax (Venclexta ®). Each party will have the opportunity, subject to rights of first negotiation to further licenses, to explore certain of each other’s related CD47-antibody programs in their respective territories.

A joint governance committee was established as set forth in the agreement, functioning as an oversight and governance mechanism. Both parties will participate in the joint governance committee to facilitate decision-making during the terms of the collaborative endeavor. Furthermore, the Group and AbbVie will share manufacturing responsibilities, with AbbVie having the opportunity to manufacture supply outside of Mainland China, Hong Kong and Macau and the Group being the primary manufacturer for supply for Mainland China, Hong Kong and Macau.

Upon the satisfaction of all the pre-effect date covenants, the collaborative agreement took effect on December 10, 2020, on which date the Group was entitled to a non-refundable upfront payment of US$180 million. In addition, the Group has received milestone payment of US$20 million from AbbVie and is eligible to receive up to US$1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which US$840 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low-to-mid teen double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Global Strategic Partnership with AbbVie (continued)

The Group identified three performance obligations: (1) grant of lemzoparlimab license upon the effective date, (2) delivering the Study I initial development services, and (3) delivering the Study II initial development services. The total transaction price under the agreement for the years ended December 31, 2020 and 2021 is US$250 million consisting of (i) the upfront payment of US$180 million upon the effective date, (ii) the first milestone payment of US$20 million upon the achievement of the first milestone event in late December 2020, and (iii) the second milestone payment of US$50 million as of December 31, 2020 and 2021 as the Group deemed that the achievement of the second milestone event is probable as of December 31, 2020 and 2021 that a significant reversal of revenue would not occur. The achievements of the remaining development and regulatory based milestone events are constrained as of December 31, 2020 and 2021, and will be included in the transaction price when uncertainty associated with the variable consideration is subsequently resolved. Sales-based milestones and royalties will be recognized when the subsequent sales occur.

As of December 31, 2020 and 2021, the non-constrained consideration of US$250 million is then allocated to the three performance obligations based on the relative stand-alone selling price. For the grant of lemzoparlimab license, the Group adopted an income approach based on key assumptions and several factors including, but not limited to estimated market demand, stand-alone selling price by making reference to market comparable, development timeline, regulatory risks, future revenue potential and discount rate. The allocated price is US$228.8 million. The entire US$228.8 million (equivalent to approximately RMB1,502.9 million) was recognized as revenue at the point of the license transfer at the effective date. For the Study I and Study II initial development services, a cost-plus margin approach is utilized. The allocated price to Study I and Study II is US$11.0 million and US$10.2 million respectively. These two performance obligations are determined to be satisfied over time. The Group uses a cost-to-cost input method to measure progress as that method best depicts the transfer of the two performance obligations under the agreement. As of December 31, 2020, the cumulative percentages complete in the cost-to-cost input method for Study I and Study II were estimated to approximate 17% and 41% respectively. As a result, US$1.8 million (equivalent to approximately RMB12.0 million) and US$4.2 million (equivalent to approximately RMB27.8 million) were recognized as revenue for the year ended December 31, 2020 in the consolidated statement of comprehensive income for Study I and Study II respectively, resulting in a contract asset of US$34.8 million (RMB 227.4 million) for this agreement as of December 31, 2020 in the consolidated balance sheets. As of December 31, 2020, the upfront payment of US$180 million was received by the Group. The 1st milestone payment of US$20 million was subsequently collected by the Group in March 2021. As of December 31, 2021, the cumulative percentages complete in the cost-to-cost input method for Study I and Study II were estimated to approximate 53% and 51% respectively. As a result, US$4.0 million (equivalent to approximately RMB25.6 million) and US$0.9 million (equivalent to approximately RMB6.0 million) were recognized as revenue for the year ended December 31, 2021 in the consolidated financial statements of comprehensive loss for Study I and Study II respectively, resulting in an addition of contract asset of US$4.9 million (equivalent to approximately RMB31.6 million) for this agreement, and the total contract asset related to this agreement was US$39.7 million (RMB 253.8 million) as of December 31, 2021.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Global Strategic Partnership with AbbVie (continued)

In August 2022, the Group and AbbVie entered into an amendment to the original license and collaboration agreement dated September 3, 2020. The Group will be eligible to receive, and AbbVie will pay, up to US$1.295 billion in the development, regulatory, and sales milestone payments, and the tiered royalties at rates from mid-to-high single-digit percentages on global net sales outside of Greater China for certain new anti-CD47 antibodies currently in development, or the original milestone payments and tiered royalties for other licensed products. The Group has the exclusive right to develop and commercialize all licensed products under the agreement in Greater China. AbbVie discontinued the global Phase 1b study of lemzoparlimab combination therapy with AZA and venetoclax in patients with MDS and acute myeloid leukemia (AML), and a Phase 1b study of lemzoparlimab in patients with relapsed/refractory multiple myeloma. As a result of the amendment to the original collaboration arrangement in the second half of 2022, the Group estimated the amount of consideration to which it will be entitled to under the amended agreement and determined the probability of achieving the second milestone payment of US$50 million is lowered. The Group concluded it is not probable that a significant reversal of revenue will not occur once the uncertainty associated with the milestone payment is resolved, the variable consideration of US$50 million associated with the second milestone is excluded from the transaction price at the amendment date. The consideration of US$200 million was re-allocated to the three performance obligations based on the relative stand-alone selling price at the amendment date. The allocated price for the grant of lemzoparlimab license, Study I and Study II is US183.0 million, US$8.8 million and US$ 8.2 million, respectively. As of the amendment date, based on the updated transaction price and the progress of each performance obligation, the Group recorded a cumulative catch-up adjustment which resulted in a reduction of revenue of US$48.0 million (equivalent to RMB 314.2 million), a reversal of contract assets of US$39.8 million, and a recognition of contract liabilities of US$8.2 million in the second half of 2022. Offsetting this amount, the revenue of US$5.8 million (equivalent to RMB 39.9 million) was recorded for the ongoing Study I and Study II initial development services for the year ended December 31, 2022. As of December 31, 2022, the cumulative percentages complete in the cost-to-cost input method for Study I and Study II were estimated to be approximate 84% and 88%, respectively. The accumulated revenue recognized for Study I and Study II was US$7.4 million and US$7.2 million, respectively, as of December 31, 2022. As of December 31, 2022, the balance of contract assets related to the collaboration arrangement with AbbVie was nil, while the balance of contract liabilities was US$2.4 million (RMB16.6 million).

Strategic collaboration with Jumpcan

On November 10, 2021, the Group entered into a strategic collaboration agreement (the “Jumpcan Agreement”) with Jumpcan Pharmaceutical Group (“Jumpcan”), a China pharmaceutical company specialized in and committed to pediatric medicines, for the development, manufacturing and commercialization of I-Mab’s highly differentiated long-acting recombinant human growth hormone, eftansomatropin alfa (the “TJ101” and “Licensed Product”) in mainland China (the “Territory”).

Under the collaboration agreement, I-Mab will continue to lead the ongoing registrational Phase 3 clinical trial of eftansomatropin alfa in pediatric growth hormone deficiency (PGHD). The two companies will share costs of manufacturing tech transfer, process optimization and new formulation development. I-Mab will be the marketing authorization holder (MAH) of the product and supply the product at agreed cost to Jumpcan. Jumpcan will be responsible for commercializing the product and developing new indications in collaboration with I-Mab in mainland China. I-Mab will provide clinical, manufacturing and academic support.

According to the terms of the collaboration agreement, Jumpcan will make an upfront payment of RMB 224 million to I-Mab and, upon achievement of development, registration and sales milestones, certain milestone payments of up to RMB 1.792 billion, making the non-royalty payments a total of up to RMB 2.016 billion. In addition, I-Mab and Jumpcan will share profits generated from commercialization of the product in mainland China on a 50/50 basis, pursuant to which I-Mab will be entitled to receive tiered low double-digit royalties on net sales.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

B. Out-Licensing and Collabration Arrangements (continued)

Strategic collaboration with Jumpcan (continued)

The Group performed assessment and concluded that all the promise identified, including the grant of the license to Jumpcan, Phase III clinical trial in PGHD and CMC development under the Jumpcan Agreement have been bundled into a single performance obligation. The amounts of the transaction price allocable to this performance obligation are deferred until the control of the manufactured commercial drug product has begun to transfer to Jumpcan. For the year ended December 31, 2021, the Group received the upfront fee of RMB224 million from Jumpcan and recorded it as contract liabilities in the consolidated balance sheet as of December 31, 2021. According to the terms of the collaboration agreement, Jumpcan shall undertake to bear 50% proportion of the CMC cost occurred by I-Mab after the effective date of this agreement. these costs. For the year ended December 31, 2022, the Group received the payment of RMB22.0 million from Jumpcan related to the cost sharing and recorded it as contract liabilities in the consolidated balance sheet.

Cell Line Collaboration with Ferring

In May 2022, the Group entered into an amended and restated license and sublicense agreement and a cell line and manufacturing collaboration agreement (“Cell Line Collaboration Agreement”) with Ferring, under which the Group granted to Ferring an exclusive, perpetual and transferrable sublicense, with the right to grant further sublicenses to sublicensees, under all of the intellectual properties licensed to I-Mab by I-Mab’s business partner to research, develop, make, import, use and sell olamkicept as expressed by or produced by cell lines created by I-Mab’s business partner and its affiliates, in any human indications in the territories other than Greater China and Korea. The Group also granted to Ferring an exclusive, perpetual and royalty-free license, with right of sublicense to sublicensees, under the intellectual property owned or controlled by I-Mab which relates to cell lines created by I-Mab’s business partner and its affiliates, for the research, development, making, using or selling of olamkicept, including prespecified patents and know-how and improvements thereto. As of December 31, 2022, Ferring paid to the Group the milestone payment as specified in the Cell Line Collaboration Agreement. This payment was recorded in revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2022. Ferring also agreed to make milestone payments to us, conditioned on the achievement of certain development milestones in Ferring’s licensed territory.

In May 2022, the Group entered into a supplementary sublicensing agreement to the TJ301 Sublicense Agreement (“TJ301 Supplemental Sublicense Agreement”) with I-Mab Hangzhou. Pursuant to the TJ301 Supplemental Sublicense Agreement, I-Mab Hong Kong should pay I-Mab Hangzhou US$2.75 million (equivalent to approximately RMB18.6 million) to reimburse the effort and contribution from I-Mab Hangzhou in the development of Wuxi Cell Line, which was recorded as the reduction of revenue in the consolidated financial statements of comprehensive loss for the year ended December 31, 2022.

17. LICENSING AND COLLABORATION ARRANGEMENTS (CONTINUED)

Breakdown of licensing and collaboration revenue

The breakdown of licensing and collaboration revenue was as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$(Note 2.5)
Recognition in the year	1,542,668	31,615	39,891	5,784
Reduction in the year	—	—	(314,181)	(45,552)
Revenues from AbbVie	1,542,668	31,615	(274,290)	(39,768)
Revenues from other partners	—	8,500	24,625	3,570
	1,542,668	40,115	(249,665)	(36,198)